FT Vest U.S. Equity Deep Buffer ETF - February Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - February | FT Vest U.S. Equity Deep Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	14.02%	12.54%	(5.58%)	8.98%